Organization and Business (Details)	12 Months Ended
Dec. 31, 2019 security
Business And Organization [Line Items]
Number of reportable segments	7
DBMG
Business And Organization [Line Items]
Parents interest, controlling	92.00%
ANG
Business And Organization [Line Items]
Parents interest, controlling	69.00%
PTGI-ICS
Business And Organization [Line Items]
Parents interest, controlling	100.00%
Insurance Companies
Business And Organization [Line Items]
Parents interest, controlling	100.00%
Genoval Orthopedics inc.
Business And Organization [Line Items]
Parents interest, controlling	80.00%
R2 Dermatology, Inc.
Business And Organization [Line Items]
Parents interest, controlling	64.00%
Medibeacon Inc., and Triple Ring Technologies, Inc
Business And Organization [Line Items]
Parents interest, controlling	47.00%
HC2 Broadcasting Holdings, Inc
Business And Organization [Line Items]
Parents interest, controlling	98.00%
DTV America
Business And Organization [Line Items]
Parents interest, controlling	50.00%
Minority Holders
Business And Organization [Line Items]
Percentage of ownership interest acquired	10.00%